Summary of Significant Accounting Policies and Organization (Details 2) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Deferred income tax assest:
Net operating loss carryforward	$ 6,513,599	$ 155,628
Valuation Allowance	(6,513,599)	(155,628)
Deferred income taxes